Investment Risks - Calamos Tax-Aware Collateral ETF	Apr. 10, 2026
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. In addition, this makes the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence.

Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions.

Box Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Box Spread Risk — If one or more of the individual option positions that comprise a Box Spread are modified or closed separately prior to the option contract's expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying reference asset's price movement. Furthermore, the Box Spread's value is derived in the market and is in part based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. The Fund's ability to utilize Box Spreads effectively is dependent on the availability and willingness of other market participants to sell the FLEX option contracts that comprise the Box Spreads to the Fund at competitive prices. If the Box Spread does not perform as intended, the Fund could have exposure to the underlying reference asset of the options comprising the Box Spread, which is expected to be the SPY. In such a scenario, the Fund would be subject to the risks of equity securities markets. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur.

Cash Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Clearing Member Default Risk — Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse ("clearing members") can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. The FLEX option's value will be affected by, among other things, changes in interest rates. The value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price.

Costs of Buying and Selling Fund Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Credit Risk — The Fund's collateral investments may be subject to credit risk, which is the risk that an issuer or counterparty will fail to pay principal or interest when due.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk — Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. . The Fund will not use derivatives for non-hedging purposes. Further, changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities Risk — The securities markets are volatile. The Fund's exposure to the underlying reference asset subjects it to risks associated with equity markets. The value of the underlying reference asset may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the U.S. equity markets generally or particular segments of the market. If the market prices of the securities to which the underlying reference asset is exposed decline, the value of your investment in the Fund will decline.

FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  FLEX Options Risk — Trading FLEX Options involves risks different from, and possibly greater than, the risks associated with investing directly in securities or in other types of options. FLEX Options, like other listed options, are traded on the U.S. options markets and are issued by OCC. However, unlike other options, the terms of FLEX Options are not all standardized. When a FLEX Option is purchased and sold in an opening transaction, the parties to the transaction have the flexibility, within limitations set forth in the rules of the options market on which the transaction occurs, to fix certain of the option's terms. The flexibility to fix certain terms is what makes FLEX Options different from other types of options. Because many of the terms of FLEX Options are not standardized, it is less likely that there will be an active secondary market in which holders and writers of such options will be able to close out their positions by offsetting sales and purchases. Because FLEX Options have variable terms that are fixed by the parties, there are no pre-established series of FLEX Options. Rather, any different series of FLEX Options may be created and outstanding at any given time as a result of the various designations of variable terms that are made in different transactions. Secondary trading interest in FLEX Options may therefore be spread over a larger number of series than the trading interest in other options, the trading interest in any particular series of FLEX Options may be very limited, the secondary markets in FLEX Options may be less deep, liquid and continuous than the markets in other options on the same underlying interests, and the premiums for FLEX Options may not correlate with premiums for such other options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. The Fund also is subject to the risk that the OCC will become insolvent or otherwise be unable to meet its obligations, which could cause the Fund to suffer losses which may be significant.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest Rate Risk — The value of the Fund's fixed-income investments may be affected by changes in interest rates. When interest rates rise, the value of fixed-income investments generally falls.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security, including those held by the Index Portfolio. While the Box Spread strategy is meant to mitigate this risk, the strategy provides this protection only during the term of the box spread and only for the underlying reference asset. The value of securities upon renewal of a given Box Spread may differ due to changes in the market price of the contracts and of the underlying reference asset that occurred while the prior Box Spread was in place.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Premium/Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Premium/Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. The Fund's shares may trade at prices substantially different from NAV during periods of market stress or when the complex underlying derivatives are difficult to value. In addition, trading in Fund Shares on the Exchange may be halted.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such.

The U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments. In addition, certain derivatives are subject to mark-to-market, constructive sale, straddle and conversion transaction provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.

Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a "conversion transaction"). If any of the Fund's transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.

Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Further, there can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, correlation risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.